Unaudited Quarterly Financial Data - Summary of Unaudited Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended												9 Months Ended	12 Months Ended
	Aug. 31, 2016	Jul. 10, 2014	Dec. 31, 2016	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Quarterly Financial Information [Line Items]
Goodwill impairment expense																	$ 0	$ 8,864
Net sales							$ 81,605	$ 88,417	$ 89,768	$ 74,563	$ 70,951	$ 69,624	$ 65,967	$ 60,404
Revenues							370,918	360,283	339,989	286,130	277,448	254,333	241,414	229,588			1,357,320	1,002,783	$ 729,989
Gross profit							123,479	123,997	118,479	103,887	101,554	95,681	87,971	76,183			469,842	361,389	245,736
Operating income							19,255	20,864	11,702	4,807	22,623	9,054	4,712	(11,888)			56,628	24,501	10,811
Income (loss) from continuing operations							(7,459)	(657)	(8,262)	(2,499)	39,250	3,408	(5,911)	(22,637)			(18,877)	14,110	44,798
Net income (loss) attributable to Holdings							$ (7,179)	$ 4,726	$ (908)	$ (2,341)	$ 46,002	$ 7,706	$ (4,112)	$ (21,605)			$ (5,702)	$ 27,991	$ 54,685
Continuing operations (in dollars per share)							$ (0.28)	$ (0.18)	$ (0.24)	$ (0.11)	$ 0.38	$ 0.02	$ (0.59)	$ (0.63)			$ (0.73)	$ (0.77)	$ 0.27
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share							$ 0.03	0.11	0.14	0.02	$ 0.15	0.08	0.06	0.03			$ 0.31	$ 0.33	0.24
Tax cuts and jobs act of 2017, measurement period adjustment, income tax expense (benefit)											$ 20,400
Goodwill, impaired, accumulated impairment loss							$ 24,864				$ 24,864						$ 24,864	$ 24,864
Basic and fully diluted income (loss) per share attributable to Holdings:
Basic and fully income (loss) per share attributable to Holdings (in dollars per share)							$ (0.25)	$ (0.07)	$ (0.10)	$ (0.09)	$ 0.53	$ 0.10	$ (0.53)	$ (0.60)
Trust shares, issued (in shares)			5,600,000
Offering price (dollars per share)			$ 18.65																$ 18.65
Proceeds from issuance of Trust shares																	0	0	$ 99,359
Company's ownership interest after transaction		41.00%
Gross profit							$ 24,212	$ 25,707	$ 32,203	$ 22,224	$ 24,377	$ 22,044	$ 21,749	$ 18,150
Operating income							866	3,390	8,543	(109)	(4,967)	5,423	2,471	(224)
Income from discontinued operations							898	6,423	7,630	878	9,881	4,948	3,171	1,162			15,829	19,162	9,424
Gain on sale of discontinued operations, net of income tax																	1,258	340	2,308
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax							898	6,423	7,630	878	9,881	4,948	3,171	1,162			18,392	22,126	13,092
Clean Earth [Member]
Selected Quarterly Financial Information [Line Items]
Net sales																	266,916	211,247	188,997
Disposal group, not discontinued operation, gain (loss) on disposal				$ (2,200)	$ (206,300)
Basic and fully diluted income (loss) per share attributable to Holdings:
Gross profit																	75,470	61,219	54,330
Operating income																	14,443	12,037	7,929
Income from discontinued operations																	16,151	27,258	9,762
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax																	13,693	11,789	6,980
Manitoba Harvest
Selected Quarterly Financial Information [Line Items]
Net sales																	67,437	55,699	59,323
Disposal group, not discontinued operation, gain (loss) on disposal						$ (121,700)
Basic and fully diluted income (loss) per share attributable to Holdings:
Gross profit																	28,877	25,101	26,505
Operating income																	(1,754)	(9,332)	321
Income from discontinued operations																	(323)	(8,096)	(811)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax																	(1,783)	(9,565)	$ (2,493)
Arnold [Member]
Selected Quarterly Financial Information [Line Items]
Goodwill impairment expense														8,900			$ 0	$ (8,864)
Secondary Offering | Parent Company
Basic and fully diluted income (loss) per share attributable to Holdings:
Number of shares to be sold by shareholders		4,466,569
5.11 Tactical
Basic and fully diluted income (loss) per share attributable to Holdings:
Purchase price, net	$ 408,222
Discontinued Operations, Disposed of by Sale
Selected Quarterly Financial Information [Line Items]
Discontinued Operation, Gain on Disposal of Discontinued Operation, Net of Tax							$ 93	$ 0	1,165	$ 0	$ 0	$ 0	$ 0	$ 340
Discontinued Operations, Disposed of by Sale | Tridien
Selected Quarterly Financial Information [Line Items]
Net sales																$ 45,951
Basic and fully diluted income (loss) per share attributable to Holdings:
Gross profit																7,917
Operating income																437
Income from discontinued operations																473
Gain on sale of discontinued operations, net of income tax									$ 1,300						$ 1,700
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax																$ 488